[FRONT COVER]

February 28, 1998

PHOENIX
  FUNDS

SEMIANNUAL REPORT

                        PHOENIX CORE EQUITY FUND

                        PHOENIX GROWTH AND INCOME FUND

[PHOENIX DUFF&PHELPS LOGO]

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      Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
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


PHOENIX CORE EQUITY FUND

INVESTOR PROFILE

     Phoenix Core Equity Fund is designed for long-term investors seeking long-term capital appreciation by investing in a diversified portfolio of common stocks.


INVESTMENT ADVISER'S REPORT

     Since the Fund's inception on September 25, 1997 through the end of this reporting period, February 28, 1998, Class A shares returned 12.82%, Class B shares earned 12.43%, Class C shares returned 12.42% and Class M shares earned 12.65% compared with a return of 12.66% for the S&P 500 during this period.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Our focus on large-capitalization, higher quality stocks contributed to our outperformance during this period. We believe that investors have preferred the liquidity that large-cap stocks offer in the current market environment as well as the consistency of earnings and dividend growth that high quality investments provide.

     In October, when the S&P 500 fell more than 3%, the Fund declined by less than half that amount as our defensive characteristics -- below-market price/earnings ratio on the total portfolio -- as well as our high quality style resulted in significant relative outperformance. We believe this reflects the Fund's ability to participate not only in strong markets but also provide downside protection should the market environment deteriorate.

     Stock selection has been another key factor that contributed to our outperformance. We closely monitor a universe of about 120 large-cap, high quality stocks within the S&P 500, closely scrutinizing both the fundamentals of these stocks and their relative valuation levels. We determine a price target as well as an appropriate relative price/earnings multiple for each company before we consider purchasing a security. This helps us remain objective in our analysis and provides a disciplined method to monitor existing holdings.

     We also try to identify catalysts for the stocks we purchase that are likely to cause them to outperform. These catalysts can be a new product, a management change or a restructuring. Our process is to continually monitor our holdings in addition to the larger universe of stocks we follow. We reduce or sell positions when they reach their targeted valuation levels or when a change in fundamentals warrants.

     During the first five months of the Fund's history, our overweighting in both retailers and pharmaceutical stocks also contributed positively to performance. We believe that retailers, such as Dayton-Hudson, Home Depot, Federated and Walgreen's, have benefited from strong consumer confidence, generally mild winter weather and an increased focus by company managements on cost reduction and productivity gains.

     Our major holdings in pharmaceutical stocks, such as Eli Lilly, Pfizer and Bristol-Myers, which have strong new-product pipelines and solid earnings growth prospects, have also positively contributed to performance. However, due to a sharp run-up in many of our drug holdings, we have reduced several of our key positions so that we are currently underweighted relative to the market in this sector.

     Proceeds from these sales were used to increase our technology position in early January to a modest overweighting. Valuation levels had become more favorable following a weak fourth quarter due to investor concerns about the impact of the economic turmoil in Southeast Asia.

*The S&P 500 Index is an unmanaged, commonly used measure of common stock total return performance.


                                                                              1

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Phoenix Core Equity Fund

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OUTLOOK

     For the remainder of 1998, we anticipate that economic growth in the U.S. will remain moderate with 2.0-2.5% real GDP growth. We also look for inflation to continue to be very well-controlled at less than 2%. Corporate profit growth is likely to decelerate in 1998 due to slower revenue growth and a diminishing favorable impact from productivity gains. We believe the Fund's high quality, large-capitalization investment style should continue to perform well as investors are likely to seek liquidity and earnings stability in a slower growth environment.



2
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Phoenix Core Equity Fund

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                        INVESTMENTS AT FEBRUARY 28, 1998
                                  (Unaudited)
                                                 SHARES     VALUE
                                                 ------   ---------
COMMON STOCKS--93.5%
Airlines--1.1%
  AMR Corp. (b) ............................      1,150   $145,547
                                                          --------
Banks (Major Regional)--7.5%
  Fleet Financial Group, Inc. ..............      3,500    275,844
  NationsBank Corp. ........................      7,578    519,102
  Washington Mutual, Inc. ..................      3,500    234,937
                                                          --------
                                                          1,029,883
                                                          --------
Banks (Money Center)--2.3%
  Chase Manhattan Corp. ....................      2,500    310,156
                                                          --------
Beverages (Non-Alcoholic)--1.4%
  PepsiCo, Inc. ............................      5,400    197,438
                                                          --------
Building Materials--2.5%
  Masco Corp. ..............................      6,200    337,125
                                                          --------
Chemicals (Specialty)--2.2%
  Morton International, Inc. ...............      9,300    307,481
                                                          --------
Computers (Hardware)--3.6%
  Compaq Computer Corp. ....................     15,300    490,556
                                                          --------
Computers (Networking)--3.9%
  Cisco Systems, Inc. (b) ..................      8,075    531,941
                                                          --------
Computers (Software & Services)--2.5%
  Microsoft Corp. (b) ......................      4,000    339,000
                                                          --------
Electrical Equipment--4.7%
  Emerson Electric Co. .....................      6,100    389,256
  General Electric Co. .....................      3,250    252,688
                                                          --------
                                                           641,944
                                                          --------
Entertainment--3.8%
  Walt Disney Co. (The) ....................      4,600    514,912
                                                          --------
Financial (Diversified)--4.5%
  American Express Co. .....................      3,700    333,231
  FNMA .....................................      4,500    287,156
                                                          --------
                                                           620,387
                                                          --------
Health Care (Diversified)--2.7%
  Bristol-Myers Squibb Co. .................      3,700    370,694
                                                          --------
Health Care (Drugs-Major Pharmaceuticals)--3.8%
  Pfizer, Inc. .............................      2,600    230,100
  Schering-Plough Corp. ....................      3,800    289,038
                                                          --------
                                                           519,138
                                                          --------
Health Care (Long Term Care)--2.0%
  HEALTHSOUTH Corp. (b) ....................     10,300    278,100
                                                          --------
Health Care (Medical Products & Supplies)--1.5%
  Medtronic, Inc. ..........................      3,800    201,875
                                                          --------
Household Products (Non-Durables)--3.7%
  Colgate-Palmolive Co. ....................      6,250    507,422
                                                          --------
Insurance (Multi-Line)--3.5%
  Hartford Financial Services Group, Inc. ..      4,900    481,425
                                                          --------
Insurance (Property-Casualty)--2.5%
  Allstate Corp. ...........................      3,650    340,362
                                                          --------

                                                 SHARES     VALUE
                                                 ------   ---------
Lodging--Hotels--2.4%
  Marriott International, Inc. .............      4,300   $325,725
                                                          --------
Manufacturing (Diversified)--1.2%
  Illinois Tool Works, Inc. ................      2,700    161,831
                                                          --------
Office Equipment & Supplies--2.7%
  Pitney Bowes, Inc. .......................      8,000    375,000
                                                          --------
Oil & Gas (Drilling & Equipment)--4.3%
  Baker Hughes, Inc. .......................      5,750    235,391
  Cooper Cameron Corp. (b) .................      2,300    123,337
  Halliburton Co. ..........................      5,050    234,825
                                                          --------
                                                           593,553
                                                          --------
Personal Care--3.7%
  Avon Products, Inc. ......................      5,150    362,753
  Gillette Co. .............................      1,300    140,238
                                                          --------
                                                              ,991
                                                          --------
Restaurants--1.5%
  McDonald's Corp. .........................      3,700    202,575
                                                          --------
Retail (Building Supplies)--1.5%
  Home Depot, Inc. .........................      3,150    201,009
                                                          --------
Retail (Department Stores)--2.2%
  Federated Department Stores, Inc. (b) ....      6,450    302,344
                                                          --------
Retail (Drug Stores)--1.7%
  Walgreen Co. .............................      6,500    238,469
                                                          --------
Retail (General Merchandise)--4.2%
  Dayton Hudson Corp. ......................      7,450    575,978
                                                          --------
Services (Commercial & Consumer)--4.1%
  Service Corporation International ........     14,950    566,231
                                                          --------
Services (Data Processing)--1.4%
  First Data Corp. .........................      5,650    192,100
                                                          --------
Telephone--2.9%
  Ameritech Corp. ..........................      9,450    393,947
                                                          --------
TOTAL COMMON STOCKS
 (Identified cost $11,574,520) .............            12,797,139
                                                          --------
                                              PAR
                                             VALUE
                                             (000)
                                             ------
SHORT-TERM OBLIGATIONS--3.1%
Money Market Mutual Funds--3.1%
  State Street Global Advisors Seven Seas
    Money Market Fund (5.40% seven
    day effective yield) ...................   $ 426       426,284
                                                       -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $426,284)........................       426,284
                                                       -----------
TOTAL INVESTMENTS--96.6%
  (Identified cost $12,000,804).....................    13,223,423(a)
  Cash and receivables,
     less liabilities--3.4% ........................       465,026
                                                       -----------
NET ASSETS--100.0%                                     $13,688,449
                                                       ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,339,563 and gross depreciation of $116,944 for federal income tax purposes. At February 28, 1998, the aggregate cost of securities for federal income tax purposes was $12,000,804.

(b) Non-income producing.


                       See Notes to Financial Statements
                                                                               3
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Phoenix Core Equity Fund

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                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $12,000,804)                              $13,223,423
Cash                                                               1,907
Receivables
 Fund shares sold                                                806,583
 Investment securities sold                                      231,046
 Receivable from adviser                                          39,672
 Interest and dividends                                           14,068
Prepaid expenses                                                  43,485
                                                             -----------
  Total assets                                                14,360,184
                                                             -----------
Liabilities
Payables
 Investment securities purchased                                 602,983
 Fund shares repurchased                                          18,638
 Transfer agent fee                                                6,703
 Financial agent fee                                               6,597
 Trustees' fee                                                     5,121
 Distribution fee                                                  4,418
Accrued expenses                                                  27,275
                                                             -----------
  Total liabilities                                              671,735
                                                             -----------
Net Assets                                                   $13,688,449
                                                             ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $12,537,749
Undistributed net investment loss                                (27,459)
Accumulated net realized loss                                    (44,460)
Net unrealized appreciation                                    1,222,619
                                                             -----------
Net Assets                                                   $13,688,449
                                                             ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $8,761,489)                779,560
Net asset value per share                                    $     11.24
Offering price per share 11.24/(1-4.75%)                     $     11.80
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,656,152)                326,194
Net asset value and offering price per share                 $     11.21
Class C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,156,727)                103,159
Net asset value and offering price per share                 $     11.21
Class M
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $114,081)                   10,146
Net asset value per share                                    $     11.24
Offering price per share $11.24/(1-3.50%)                    $     11.65

                            STATEMENT OF OPERATIONS
                       FROM INCEPTION SEPTEMBER 25, 1997
                              TO FEBRUARY 28, 1998
                                  (Unaudited)

Investment Income
Dividends                                                     $   47,425
Interest                                                          10,433
                                                              ----------
   Total investment income                                        57,858
                                                              ----------
Expenses
Investment advisory fee                                           27,995
Distribution fee--Class A                                          7,163
Distribution fee--Class B                                          6,322
Distribution fee--Class C                                          1,901
Distribution fee--Class M                                            226
Financial agent fee                                               36,992
Registration                                                      39,550
Transfer agent                                                    37,660
Printing                                                           9,827
Professional                                                       9,782
Trustees                                                           9,278
Custodian                                                          5,930
Miscellaneous                                                      3,537
                                                              ----------
   Total expenses                                                196,163
   Less expenses borne by investment adviser                    (143,221)
                                                              ----------
   Net expenses                                                   52,942
                                                              ----------
Net investment income                                              4,916
                                                              ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                                  (44,460)
Net change in unrealized appreciation (depreciation) on
  investments                                                  1,222,619
                                                              ----------
Net gain on investments                                        1,178,159
                                                              ----------
Net increase in net assets resulting from
  operations                                                  $1,183,075
                                                              ==========


                       See Notes to Financial Statements
4
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Phoenix Core Equity Fund

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                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            From Inception
                                                                                         September 25, 1997 to
                                                                                           February 28, 1998
                                                                                              (Unaudited)
                                                                                        ----------------------
From Operations
 Net investment income                                                                       $     4,916
 Net realized loss                                                                               (44,460)
 Net change in unrealized appreciation (depreciation)                                          1,222,619
                                                                                             -----------
 Increase in net assets resulting from operations                                              1,183,075
                                                                                             -----------
From Distributions to Shareholders
 Net investment income--Class A                                                                  (25,288)
 Net investment income--Class B                                                                   (5,118)
 Net investment income--Class C                                                                   (1,736)
 Net investment income--Class M                                                                     (233)
                                                                                             -----------
 Decrease in net assets from distributions to shareholders                                       (32,375)
                                                                                             -----------
From Share Transactions
Class A
 Proceeds from sales of shares (831,055 shares)                                                8,448,791
 Net asset value of shares issued from reinvestment of distributions (2,335 shares)               23,837
 Cost of shares repurchased (53,830 shares)                                                     (559,140)
                                                                                             -----------
 Total                                                                                         7,913,488
                                                                                             -----------
Class B
 Proceeds from sales of shares (327,184 shares)                                                3,444,510
 Net asset value of shares issued from reinvestment of distributions (166 shares)                  1,697
 Cost of shares repurchased (1,156 shares)                                                       (20,613)
                                                                                             -----------
 Total                                                                                         3,425,594
                                                                                             -----------
Class C
 Proceeds from sales of shares (117,244 shares)                                                1,245,541
 Net asset value of shares issued from reinvestment of distributions (85 shares)                     865
 Cost of shares repurchased (14,170 shares)                                                     (149,227)
                                                                                             -----------
 Total                                                                                         1,097,179
                                                                                             -----------
Class M
 Proceeds from sales of shares (10,123 shares)                                                   101,255
 Net asset value of shares issued from reinvestment of distributions (23 shares)                     233
 Cost of shares repurchased (0 shares)                                                                --
                                                                                             -----------
 Total                                                                                           101,488
                                                                                             -----------
 Increase in net assets from share transactions                                               12,537,749
                                                                                             -----------
 Net increase in net assets                                                                   13,688,449
Net Assets
 Beginning of period                                                                                   0
                                                                                             -----------
 End of period (including undistributed net investment loss of ($27,459))                    $13,688,449
                                                                                             ===========


                       See Notes to Financial Statements
                                                                               5
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                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                Class A                 Class B                Class C                  Class M
                                            --------------          --------------         --------------           --------------
                                            From Inception          From Inception         From Inception           From Inception
                                              9/25/97 to              9/25/97 to             9/25/97 to               9/25/97 to
                                                2/28/98                 2/28/98                2/28/98                  2/28/98
                                              (Unaudited)             (Unaudited)            (Unaudited)              (Unaudited)
                                            --------------          --------------         --------------             ------------
Net asset value, beginning of period           $10.00                  $10.00                 $10.00                   $10.00
Income from investment operations(1)
 Net investment income (loss)                    0.01(2)(3)             (0.02)(2)(3)           (0.02)(2)(3)              0.00(2)(3)
 Net realized and unrealized gain                1.27                    1.26                   1.26                     1.26
                                              -------                 -------                -------                  -------
  Total from investment operations               1.28                    1.24                   1.24                     1.26
                                              -------                 -------                -------                  -------
Less distributions
 Dividends from net investment income           (0.04)                  (0.03)                 (0.03)                   (0.02)
 Dividends from net realized gains                 --                      --                     --                       --
                                              -------                 -------                -------                  -------
  Total distributions                           (0.04)                  (0.03)                 (0.03)                   (0.02)
                                              -------                 -------                -------                  ------
Change in net asset value                        1.24                    1.21                   1.21                     1.24
                                              -------                 -------                -------                  -------
Net asset value, end of period                 $11.24                  $11.21                 $11.21                   $11.24
                                              =======                 =======                =======                  =======
Total return(4)                                 12.82%(5)               12.43%(5)              12.42%(5)                12.65%(5)
Ratios/supplemental data:
Net assets, end of period (thousands)          $8,761                  $3,656                 $1,157                     $114
Ratio to average net assets of:
 Operating expenses                              1.25%(6)                2.00%(6)               2.00%(6)                 1.50%(6)
 Net investment income (loss)                    0.32%(6)               (0.52%)(6)             (0.52%)(6)                0.10%(6)
Portfolio turnover                                 38%(5)                  38%(5)                 38%(5)                   38%(5)
Average commission rate paid(7)               $0.0500                 $0.0500                $0.0500                  $0.0500




(1) Distributions are made in accordance with the Prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(2) Computed using average shares outstanding.

(3) Includes reimbursement of operating expenses by investment adviser of $0.16, $0.16, $0.16 and $0.16, respectively.

(4) Maximum sales charges are not reflected in the total return calculation.

(5) Not annualized

(6) Annualized

(7) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements
6

PHOENIX GROWTH AND INCOME FUND

INVESTOR PROFILE

     Phoenix Growth and Income Fund is designed for long-term investors seeking dividend growth, current income and capital appreciation through investments in common stocks.


INVESTMENT ADVISER'S REPORT

     Since the Fund's inception on September 25, 1997 through the end of this reporting period, February 28, 1998, Class A shares returned 15.06%, Class B shares earned 14.74%, Class C shares returned 14.72% and Class M shares earned 14.97%. Total return, as measured by Class A shares, was 240 basis points higher than the 12.66% return of the S&P 500 benchmark portfolio.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Since the opening of the Growth and Income Fund last September, the equity market has continued to post strong gains. The rising tide in stock prices has been fueled by declining interest rates, rising corporate profits, robust cash flows into equity mutual funds, mergers and acquisitions, and share buybacks.

     Large-capitalization stocks continue to dominate small caps. Over the reporting period, the large cap S&P 500 Index returned 12.7% compared with a 3.7% return for the small-cap Russell 2000 Index**. Portfolio managers have favored large-cap stocks for their superior liquidity and strong earnings generated by restructuring benefits and economies of scale.

     In terms of style, growth stocks returned more than value type companies. The S&P 500/BARRA Growth Index*** returned 15.0% versus an 8.7% return for the Value Index****. There was a "flight to quality" as investors sought refuge in blue-chip growth names like Gillette (which was up 26% during the period) as concerns about Asian economies peaked.

     Stocks in the consumer cyclical sector had the best returns. Fueled by high consumer confidence and strong payroll employment, companies in the automobile, home furnishings and retail industries had the highest returns. The worst performing sector of the market was energy. The price of crude oil fell 24%, from $20.40 to $15.44. Traders worried about a glut of crude oil as OPEC countries produced in excess of their quotas and demand fell as economic activity in Asia contracted and warm El Nino weather in North America reduced demand for heating oil and natural gas.

     The portfolio benefited from holdings in the automobile, brokerage, computer software and telecommunications industries. We will discuss one stock in each industry respectively. Ford stock was up 31% during the reporting period as earnings continued to surprise analysts on the upside due to cost-cutting and a profitable mix of high-margin sport utility vehicles. Ford also announced the spin-off of Associates First Capital and the possibility of a share buyback.

     Morgan Stanley, Dean Witter, Discover and Co. shares rose 25% on strong fourth-quarter earnings and the announcement of $3 billion stock repurchase. Microsoft stock rose 28% on stronger than expected earnings and the upcoming release of several new product versions in the second half of 1998. We added to the position in December as momentum investors sold the stock to bargain levels due to concern about the anti-trust lawsuit with the Justice Department and Asia concerns. BellSouth Corp. rose 33% on a double digit earnings increase from strong sales of high margin services like call waiting and caller ID, and growth in new phone lines due to



                                                                              7

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Phoenix Growth and Income Fund

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the strong housing cycle and new business formation.


OUTLOOK
     S&P 500 operating earnings are expected to rise about 8% this year. Combined with the 2% dividend yield, we would expect a total return on stocks of about 10%, in line with historical averages. What could cause the stock averages to rise more would be strengthening flows into equity mutual funds as Americans continue to focus on saving for their future. Another catalyst for growth in stock prices is a reduction in the supply of equity shares outstanding from cash buyouts (mergers and acquisitions) and corporate share repurchase programs.





   *The S&P 500 Index is an unmanaged, commonly used measure of common stock total return performance.


  **The Russell 2000 Index is a commonly used, unmanaged indicator of stock market total return performance for small-cap companies.


 ***The S&P 500/BARRA Growth Index is a capitalization-weighted Index, consisting of those S&P 500 companies with the highest price-to-book ratios.


****The S&P 500/BARRA Value Index is a capitalization-weighted index, consisting of those S&P 500 companies with the lowest price-to-book ratios.


8
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Phoenix Growth and Income Fund

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                        INVESTMENTS AT FEBRUARY 28, 1998
                                  (Unaudited)

                                                 SHARES     VALUE
                                                 ------   ---------
COMMON STOCKS--91.9%
Aerospace/Defense--2.0%
  General Dynamics Corp. ...................      5,100   $442,425
  Gulfstream Aerospace Corp. (b) ...........        700     28,350
  Sundstrand Corp. .........................        400     24,200
  Thiokol Corp. ............................      1,000     95,625
                                                          --------
                                                           590,600
                                                          --------
Airlines--1.1%
  AMR Corp. (b) ............................      1,700    215,156
  Continental Airlines, Inc. Class B (b) ...        800     40,200
  Delta Air Lines, Inc. ....................        500     56,531
  US Airways Group, Inc. (b) ...............        300     18,994
                                                          --------
                                                           330,881
                                                          --------
Auto Parts & Equipment--0.3%
  ITT Industries, Inc. .....................      2,900     99,325
                                                          --------
Automobiles--3.9%
  Chrysler Corp. ...........................        700     27,256
  Ford Motor Co. ...........................     16,200    916,312
  General Motors Corp. .....................      3,100    213,706
                                                          --------
                                                          1,157,274
                                                          --------
Banks (Major Regional)--3.7%
  Banc One Corp. ...........................        550     31,075
  Bank of New York Co., Inc. ...............      1,300     76,131
  BankBoston Corp. .........................        400     39,875
  First Empire State Corp. .................        100     47,200
  First of America Bank Corp. ..............        600     46,613
  First Union Corp. ........................      1,900    100,106
  Fleet Financial Group, Inc. ..............      3,000    236,438
  Golden State Bancorp, Inc. (b) ...........      1,400     49,875
  NationsBank Corp. ........................      3,700    253,450
  State Street Corp. .......................      1,100     67,994
  UnionBanCal Corp. ........................      1,600    149,000
                                                          --------
                                                          1,097,757
                                                          --------
Banks (Money Center)--4.8%
  BankAmerica Corp. ........................      6,800    527,000
  Bankers Trust New York Corp. .............      2,400    283,800
  Chase Manhattan Corp. ....................      2,800    347,375
  Citicorp .................................      1,700    225,250
  Morgan (J.P.) & Co., Inc. ................        400     47,800
                                                          --------
                                                          1,431,225
                                                          --------
Beverages (Alcoholic)--0.2%
  Coors (Adolph) Co. Class B ...............      2,000     62,500
                                                          --------
Beverages (Non-Alcoholic)--0.6%
  Coca-Cola Co. ............................      1,600    109,900
  PepsiCo, Inc. ............................      2,000     73,125
                                                          --------
                                                           183,025
                                                          --------
Building Materials--0.4%
  Fleetwood Enterprises, Inc. ..............        700     32,812
  Martin Marietta Materials, Inc. ..........        700     26,644
  Masco Corp. ..............................      1,300     70,687
                                                          --------
                                                           130,143
                                                          --------

                                                 SHARES     VALUE
                                                 ------   ---------
Chemicals--2.9%
  Dow Chemical Co. .........................      7,200   $658,800
  Du Pont (E.I.) de Nemours & Co. ..........      1,300     79,706
  Lyondell Petrochemical Co. ...............      5,300    144,425
                                                          --------
                                                           882,931
                                                          --------
Chemicals (Specialty)--1.7%
  ARCO Chemical Co. ........................      4,600    217,637
  Dexter Corp. .............................      3,000    121,875
  International Specialty Products, Inc. (b)        700     11,156
  Lubrizol Corp. ...........................      2,300     88,694
  Witco Corp. ..............................      2,000     79,625
                                                          --------
                                                           518,987
                                                          --------
Computers (Hardware)--3.1%
  Compaq Computer Corp. ....................     10,000    320,625
  Dell Computer Corp. (b) ..................        600     83,925
  Hewlett Packard Co. ......................      4,200    281,400
  International Business Machines Corp. ....        600     62,663
  Sun Microsystems, Inc. (b) ...............      4,000    190,500
                                                          --------
                                                           939,113
                                                          --------
Computers (Networking)--0.2%
  Cisco Systems, Inc. (b) ..................        800     52,700
  Visual Networks, Inc. (b) ................      1,000     20,125
                                                          --------
                                                            72,825
                                                          --------
Computers (Peripherals)--0.1%
  Storage Technology Corp. (b) .............        600     40,950
                                                          --------
Computers (Software & Services)--3.9%
  Autodesk, Inc. ...........................      2,000     94,750
  Cadence Design Systems, Inc. (b) .........        700     24,456
  Computer Associates International, Inc. ..      1,400     65,975
  Comverse Technology, Inc. (b) ............        800     37,400
  DoubleClick, Inc. (b) ....................        300      9,581
  Microsoft Corp. (b) ......................      9,800    830,550
  Platinum Technology, Inc. (b) ............      1,100     27,913
  Sterling Software, Inc. (b) ..............        700     36,881
  Symantec Corp. (b) .......................      2,200     55,413
                                                          --------
                                                          1,182,919
                                                          --------
Conglomerates--0.5%
  Ogden Corp. ..............................      5,100    140,250
                                                          --------
Distributors (Food & Health)--0.1%
  Bergen Brunswig Corp. Class A ............        700     31,500
                                                          --------
Electric Companies--4.0%
  Consolidated Edison, Inc. ................      5,800    246,500
  Dominion Resources, Inc. .................      3,500    139,563
  Edison International .....................      1,800     49,725
  Enova Corp. ..............................      3,000     76,500
  FPL Group, Inc. ..........................      3,400    197,413
  GPU, Inc. ................................        600     24,113
  Minnesota Power & Light Co. ..............      7,900    319,456
  Public Service Company of New Mexico .....      1,000     23,313
  Rochester Gas & Electric Corp. ...........      3,200     99,800
  Southern Co. .............................      1,300     32,094
                                                          --------
                                                          1,208,477
                                                          --------

                       See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------


                                                 SHARES     VALUE
                                                 ------   ---------
Electrical Equipment--1.2%
   General Electric Co. ....................      4,500   $349,875
                                                          --------
Electronics (Defense)--0.4%
   Raytheon Co. Class B ....................      1,900    111,744
                                                          --------
Electronics (Instrumentation)--0.4%
   Linear Technology Corp. .................        700     53,025
   SCI Systems, Inc. (b) ...................      1,300     58,500
                                                          --------
                                                           111,525
                                                          --------
Electronics (Semiconductors)--1.4%
   Genesis Microchip, Inc. (b) .............     10,000    131,875
   Intel Corp. .............................      2,000    179,375
   PMC-Sierra, Inc. (b) ....................      1,000     36,000
   Texas Instruments, Inc. .................      1,100     63,663
                                                          --------
                                                           410,913
                                                          --------
Engineering & Construction--0.7%
   Vulcan Materials Co. ....................      2,100    211,312
                                                          --------
Financial (Diversified)--3.6%
   American Express Co. ....................      2,800    252,175
   Concord EFS, Inc. (b) ...................      1,200     37,350
   FNMA ....................................      1,500     95,719
   Greenpoint Financial Corp. ..............        700     51,975
   Imperial Bancorp (b) ....................      2,300     75,900
   Morgan Stanley, Dean Witter, Discover
     and Co. ...............................      8,200    571,438
                                                          --------
                                                          1,084,557
                                                          --------
Foods--2.0%
   Campbell Soup Co. .......................      1,100     63,869
   Dean Foods Co. ..........................      1,200     66,000
   Interstate Bakeries Corp. ...............      1,200     40,200
   Kellogg Co. .............................        400     17,050
   Lance, Inc. .............................      2,700     62,775
   Quaker Oats Co. .........................      4,600    247,825
   Richfood Holdings, Inc. .................      3,200     91,000
                                                          --------
                                                           588,719
                                                          --------
Footwear--0.3%
   Payless ShoeSource, Inc. (b) ............      1,500    100,875
                                                          --------
Health Care (Diversified)--2.2%
   American Home Products Corp. ............        400     37,500
   Bristol-Myers Squibb Co. ................      4,200    420,787
   Johnson & Johnson .......................        800     60,400
   Mylan Laboratories, Inc. ................      3,700     75,387
   Warner-Lambert Co. ......................        500     73,125
                                                          --------
                                                           667,199
                                                          --------
Health Care (Drugs-Major Pharmaceuticals)--4.1%
   Biogen, Inc. (b) ........................        500     22,062
   Dura Pharmaceuticals, Inc. (b) ..........        400     10,050
   ICN Pharmaceuticals, Inc. ...............        800     46,200
   Merck & Co., Inc. .......................      2,600    331,662
   Pfizer, Inc. ............................      5,700    504,450
   Schering-Plough Corp. ...................      4,100    311,856
                                                          --------
                                                          1,226,280
                                                          --------
Health Care (Long Term Care)--0.2%
   HEALTHSOUTH Corp. (b) ...................      2,500     67,500
                                                          --------

                                                 SHARES     VALUE
                                                 ------   ---------
Health Care (Managed Care)--0.5%
   United Healthcare Corp. .................      1,000   $ 60,687
   Wellpoint Health Networks (b) ...........      1,500     87,656
                                                          --------
                                                           148,343
                                                          --------
Health Care (Medical Products & Supplies)--0.6%
   Hillenbrand Industries, Inc. ............        500     28,094
   Patterson Dental Co. (b) ................      1,500     45,375
   Physician Sales & Service, Inc. (b) .....      1,800     37,575
   Stryker Corp. ...........................      1,800     73,687
                                                          --------
                                                           184,731
                                                          --------
Health Care (Specialized Services)--0.6%
   Province Healthcare Co. (b) .............      8,000    166,000
   Total Renal Care Holdings, Inc. (b) .....        800     25,750
                                                          --------
                                                           191,750
                                                          --------
Homebuilding--0.1%
   Centex Corp. ............................        500     36,531
                                                          --------
Household Products (Non-Durables)--0.1%
   Procter & Gamble Co. ....................        500     42,469
                                                          --------
Insurance (Multi-Line)--4.5%
   American International Group, Inc. ......        600     72,113
   Conseco, Inc. ...........................      2,000     93,875
   Equitable Companies, Inc. ...............      2,000    104,625
   Everest Reinsurance Holdings, Inc. ......      1,000     36,875
   Hartford Financial Services Group, Inc. .      1,300    127,725
   Lincoln National Corp. ..................      2,500    209,375
   Travelers Group, Inc. ...................     12,800    713,600
                                                          --------
                                                          1,358,188
                                                          --------
Insurance (Property-Casualty)--1.7%
   20th Century Industries .................        700     18,725
   Allstate Corp. ..........................      2,600    242,450
   General Re Corp. ........................      1,100    234,300
                                                          --------
                                                           495,475
                                                          --------
Insurance Brokers--0.2%
   Marsh & McLennan Companies, Inc. ........        600     52,013
                                                          --------
Investment Banking/Brokerage--0.7%
   Edwards (A.G.), Inc. ....................        600     25,238
   Merrill Lynch & Co., Inc. ...............      2,400    171,750
                                                          --------
                                                           196,988
                                                          --------
Iron & Steel--0.0%
   USX-U.S. Steel Group, Inc. ..............        200      7,025
                                                          --------
Leisure Time (Products)--0.2%
   Mattel, Inc. ............................      1,700     71,931
                                                          --------
Machinery (Diversified)--2.7%
   Case Corp. ..............................        400     26,025
   Caterpillar, Inc. .......................      5,700    311,362
   Deere & Co. .............................      3,700    207,662
   Ingersoll-Rand Co. ......................      5,600    266,700
   Timken Co. ..............................        200      6,450
                                                          --------
                                                           818,199
                                                          --------

                       See Notes to Financial Statements
10

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                                                 SHARES     VALUE
                                                 ------   ---------
Manufacturing (Diversified)--5.1%
   Eaton Corp. .............................      3,000   $288,187
   Johnson Controls, Inc. ..................        300     16,669
   National Service Industries, Inc. .......      7,600    421,325
   Teleflex, Inc. ..........................        700     28,394
   Tredegar Industries, Inc. ...............        800     56,000
   Tyco International Ltd. .................      1,800     91,350
   United Technologies Corp. ...............      7,100    634,119
                                                          --------
                                                          1,536,044
                                                          --------
Manufacturing (Specialized)--0.1%
   Parker-Hannifin Corp. ...................        500     23,312
                                                          --------
Natural Gas--0.6%
   UGI Corp. ...............................      2,500     71,563
   UtiliCorp United, Inc. ..................      2,800    100,800
                                                          --------
                                                           172,363
                                                          --------
Office Equipment & Supplies--0.4%
   Lexmark International Group, Inc. (b) ...        500     21,375
   Steelcase, Inc. (b) .....................      3,000    108,188
                                                          --------
                                                           129,563
                                                          --------
Oil (Domestic Integrated)--0.3%
   Atlantic Richfield Co. ..................      1,000     77,750
                                                          --------
Oil (International Integrated)--2.3%
   Chevron Corp. ...........................      2,500    202,813
   Exxon Corp. .............................      4,300    274,663
   Mobil Corp. .............................      3,100    224,556
                                                          --------
                                                           702,032
                                                          --------
Oil & Gas (Drilling & Equipment)--3.0%
   BJ Services Co. (b) .....................      1,100     37,813
   Camco International, Inc. ...............      1,000     58,500
   Dresser Industries, Inc. ................      3,300    147,469
   ENSCO International, Inc. ...............        500     14,563
   Halliburton Co. .........................      1,700     79,050
   Schlumberger Ltd. .......................      5,800    437,175
   Smith International, Inc. (b) ...........        400     21,300
   Tidewater, Inc. .........................      2,500    111,250
                                                          --------
                                                           907,120
                                                          --------
Oil & Gas (Exploration & Production)--0.4%
   MDU Resources Group, Inc. ...............      1,200     37,125
   Peoples Energy Corp. ....................      2,400     86,700
                                                          --------
                                                           123,825
                                                          --------
Oil & Gas (Refining & Marketing)--0.3%
   Piedmont Natural Gas Co., Inc. ..........      1,000     31,000
   Sun Co., Inc. ...........................      1,800     71,888
                                                          --------
                                                           102,888
                                                          --------
Paper & Forest Products--0.1%
   Bowater, Inc. ...........................        700     34,650
                                                          --------
Photography/Imaging--0.6%
   Xerox Corp. .............................      2,000    177,375
                                                          --------

                                                 SHARES     VALUE
                                                 ------   ---------
Professional Services--0.5%
   FPA Medical Management, Inc. (b) ........      2,000   $ 46,250
   Kelly Services, Inc. Class A ............        600     21,375
   Valassis Communications, Inc. (b) .......      1,900     72,438
                                                          --------
                                                           140,063
                                                          --------
Publishing--0.1%
   United Video Satellite Group, Inc.
     Class A (b) ...........................        600     22,200
                                                          --------
Publishing (Newspapers)--0.2%
   Gannett Co., Inc. .......................        700     45,194
                                                          --------
REITS--1.0%
   Meditrust Companies .....................     10,000    307,500
                                                          --------
Retail (Building Supplies)--0.6%
   Home Depot, Inc. ........................      2,600    165,912
                                                          --------
Retail (Computers & Electronics)--0.2%
   Tandy Corp. .............................      1,000     44,500
                                                          --------
Retail (Department Stores)--0.3%
   Federated Department Stores, Inc. (b) ...      2,100     98,437
                                                          --------
Retail (General Merchandise)--1.5%
   CompUSA, Inc. (b) .......................      1,500     52,500
   Costco Companies, Inc. (b) ..............        600     29,325
   Dayton Hudson Corp. .....................      1,400    108,237
   Fingerhut Companies, Inc. ...............      2,800     69,475
   Office Depot, Inc. (b) ..................        900     24,750
   Ross Stores, Inc. .......................      2,700    106,312
   Tiffany & Co. ...........................        700     32,900
   U.S. Office Products Co. (b) ............      1,500     27,750
                                                          --------
                                                           451,249
                                                          --------
Retail (Specialty-Apparel)--0.2%
   TJX Companies, Inc. (The) ...............      1,600     61,800
                                                          --------
Services (Advertising/Marketing)--0.2%
   Omnicom Group, Inc. .....................      1,000     45,750
                                                          --------
Services (Commercial & Consumer)--2.0%
   Deluxe Corp. ............................      5,700    194,156
   Quanta Services, Inc. (b) ...............     20,000    238,750
   Viad Corp. ..............................      6,800    164,475
                                                          --------
                                                           597,381
                                                          --------
Telecommunications (Long Distance)--2.7%
   AT&T Corp. ..............................      8,700    529,612
   Telecom Corp. (b) .......................      4,700    180,362
   WorldCom, Inc. (b) ......................      2,400     91,650
                                                          --------
                                                           801,624
                                                          --------
Telecommunications Equipment--1.3%
   Lucent Technologies, Inc. ...............      2,600    281,775
   Tellabs, Inc. (b) .......................      2,000    120,750
                                                          --------
                                                           402,525
                                                          --------
Telephone--3.3%
   Ameritech Corp. .........................      4,200    175,087
   Bell Atlantic Corp. .....................      1,100     98,725
   BellSouth Corp. .........................      9,500    579,500
   GTE Corp. ...............................        800     43,300
   US West Communications Group ............      1,500     78,094
                                                          --------
                                                           974,706
                                                          --------

                       See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------


                                                 SHARES     VALUE
                                                 ------   ---------
Textiles (Apparel)--1.0%
   Jones Apparel Group, Inc. (b) ...........        800   $ 44,000
   Kellwood Co. ............................      1,200     38,925
   Liz Claiborne, Inc. .....................      2,800    140,000
   Nautica Enterprises, Inc. (b) ...........        800     23,050
   VF Corp. ................................      1,100     52,456
                                                          --------
                                                           298,431
                                                          --------
Tobacco--1.7%
   Philip Morris Companies, Inc. ...........      7,700    334,469
   Universal Corp. .........................      3,600    171,000
                                                          --------
                                                           505,469
                                                          --------
TOTAL COMMON STOCKS
   (Identified cost $25,324,332) ...........            27,584,487
                                                          --------
FOREIGN COMMON STOCKS-- 4.9%
Chemicals (Diversified)--1.3%
   Akzo Nobel NV Sponsored ADR
    (Netherlands) (b) ......................      4,000    406,000
                                                          --------
Computers (Software & Services)--0.1%
   Check Point Software Technologies Ltd.
    (Israel) (b) ...........................        400     15,425
                                                          --------
Foods--1.2%
   Unilever NV NY Registered Shares
    (Netherlands) ..........................      5,500    353,719
                                                          --------
Insurance (Multi-Line)--0.2%
   Mid Ocean Ltd. (Bermuda) ................        900     55,181
                                                          --------
Oil (Domestic Integrated)--0.1%
   YPF SA Sponsored ADR (Argentina) (b) ....        800     25,300
                                                          --------
Oil (International Integrated)--0.4%
   Royal Dutch Petroleum Co. NY Registered
    Shares (Netherlands) ...................      2,100    114,056
                                                          --------
Railroads--0.7%
   Canadian National Railway Co. (Canada) ..      3,400    211,225
                                                          --------
Telecommunications Equipment--0.2%
   Telefonaktiebolabet LM Ericsson
    Sponsored ADR (Sweden) .................      1,500     67,969
                                                          --------
Telephone--0.7%
   BCE, Inc. (Canada) ......................      6,500    231,156
                                                          --------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,295,377) ............             1,480,031
                                                          --------

                                                 SHARES     VALUE
                                                 ------   ---------
UNIT INVESTMENT TRUSTS--1.8%
   S&P 500 Depositary Receipts .............      5,100   $535,819
                                                          --------
TOTAL UNIT INVESTMENT TRUSTS
   (Identified cost $484,474) ..............               535,819
                                                          --------
TOTAL LONG-TERM INVESTMENTS--98.6%
   (Identified cost $27,104,183) ...........            29,600,337
                                                          --------


                                  STANDARD    PAR
                                  & POOR'S   VALUE
                                   RATING    (000)
                                 ---------  ------
SHORT-TERM OBLIGATIONS--2.9%
Commercial Paper--2.9%
  Koch Industries, Inc. 5.67%,
    3/2/98 .....................   A-1+      $870          869,863
                                                       -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $869,863).....................           869,863
                                                       -----------
TOTAL INVESTMENTS--101.5%
(Identified cost $27,974,046) ..................        30,470,200(a)
Cash and receivables,
  less liabilities--(1.5%) .....................          (440,185)
                                                       -----------
NET ASSETS--100.0%                                     $30,030,015
                                                       ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,709,745 and gross depreciation of $213,591 for federal income tax purposes. At February 28, 1998, the aggregate cost of securities for federal income tax purposes was $27,974,046.

(b) Non-income producing.

                       See Notes to Financial Statements
12

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $27,974,046)                              $30,470,200
Cash                                                              28,641
Receivables
 Fund shares sold                                                722,123
 Dividends and interest                                           47,467
 Receivable from adviser                                          13,378
Prepaid expenses                                                  43,518
                                                             -----------
  Total assets                                                31,325,327
                                                             -----------
Liabilities
Payables
 Investment securities purchased                               1,144,921
 Fund shares repurchased                                          70,602
 Distribution fee                                                  9,878
 Transfer agent fee                                                8,220
 Financial agent fee                                               6,597
 Trustees' fee                                                     5,121
Accrued expenses                                                  49,973
                                                             -----------
  Total liabilities                                            1,295,312
                                                             -----------
Net Assets                                                   $30,030,015
                                                             ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $27,176,880
Undistributed net investment loss                                 (9,750)
Accumulated net realized gain                                    366,731
Net unrealized appreciation                                    2,496,154
                                                             -----------
Net Assets                                                   $30,030,015
                                                             ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $18,483,582)             1,616,523
Net asset value per share                                    $     11.43
Offering price per share $11.43/(1-4.75%)                    $     12.00
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $7,549,758)                661,818
Net asset value and offering price per share                 $     11.41
Class C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,448,702)                302,237
Net asset value and offering price per share                 $     11.41
Class M
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $547,973)                   47,947
Net asset value per share                                    $     11.43
Offering price per share $11.43/(1-3.50%)                    $     11.84

                            STATEMENT OF OPERATIONS
                       FROM INCEPTION SEPTEMBER 25, 1997
                              TO FEBRUARY 28, 1998
                                  (Unaudited)

Investment income
Dividends                                                     $  119,808
Interest                                                          16,471
                                                              ----------
   Total investment income                                       136,279
                                                              ----------
Expenses
Investment advisory fee                                           47,864
Distribution fee--Class A                                         11,626
Distribution fee--Class B                                         12,226
Distribution fee--Class C                                          4,079
Distribution fee--Class M                                            503
Financial agent fee                                               36,992
Registration                                                      50,200
Transfer agent                                                    38,702
Printing                                                          17,872
Custodian                                                         14,177
Professional                                                       9,783
Trustees                                                           9,278
Miscellaneous                                                      7,579
                                                              ----------
   Total expenses                                                260,881
   Less expenses borne by investment adviser                    (168,626)
                                                              ----------
   Net expenses                                                   92,255
                                                              ----------
Net investment income                                             44,024
                                                              ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                  405,481
Net change in unrealized appreciation (depreciation)
  on investments                                               2,496,154
                                                              ----------
Net gain on investments                                        2,901,635
                                                              ----------
Net increase in net assets resulting from
  operations                                                  $2,945,659
                                                              ==========


See Notes to Financial Statements
                                                                             13

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            From Inception
                                                                                         September 25, 1997 to
                                                                                           February 28, 1998
                                                                                              (Unaudited)
                                                                                        ----------------------
From Operations
 Net investment income                                                                       $    44,024
 Net realized gain                                                                               405,481
 Net change in unrealized appreciation (depreciation)                                          2,496,154
                                                                                             -----------
 Increase in net assets resulting from operations                                              2,945,659
                                                                                             -----------
From Distributions to Shareholders
 Net investment income--Class A                                                                  (42,177)
 Net investment income--Class B                                                                   (8,886)
 Net investment income--Class C                                                                   (2,045)
 Net investment income--Class M                                                                     (666)
 Net realized gains--Class A                                                                     (28,476)
 Net realized gains--Class B                                                                      (7,740)
 Net realized gains--Class C                                                                      (1,972)
 Net realized gains--Class M                                                                        (562)
                                                                                             -----------
 Decrease in net assets from distributions to shareholders                                       (92,524)
                                                                                             -----------
From Share Transactions
Class A
 Proceeds from sales of shares (1,676,653 shares)                                             17,187,479
 Net asset value of shares issued from reinvestment of distributions (6,828 shares)               69,034
 Cost of shares repurchased (66,958 shares)                                                     (697,239)
                                                                                             -----------
 Total                                                                                        16,559,274
                                                                                             -----------
Class B
 Proceeds from sales of shares (670,415 shares)                                                7,036,397
 Net asset value of shares issued from reinvestment of distributions (1,596 shares)               16,121
 Cost of shares repurchased (10,193 shares)                                                     (107,850)
                                                                                             -----------
 Total                                                                                         6,944,668
                                                                                             -----------
Class C
 Proceeds from sales of shares (304,063 shares)                                                3,200,392
 Net asset value of shares issued from reinvestment of distributions (382 shares)                  3,862
 Cost of shares repurchased (2,208 shares)                                                       (21,814)
                                                                                             -----------
 Total                                                                                         3,182,440
                                                                                             -----------
Class M
 Proceeds from sales of shares (47,826 shares)                                                   489,271
 Net asset value of shares issued from reinvestment of distributions (121 shares)                  1,227
 Cost of shares repurchased (0 shares)                                                                --
                                                                                             -----------
 Total                                                                                           490,498
                                                                                             -----------
 Increase in net assets from share transactions                                               27,176,880
                                                                                             -----------
 Net increase in net assets                                                                   30,030,015
Net Assets
 Beginning of period                                                                                   0
                                                                                             -----------
 End of period (including undistributed net investment loss of ($9,750))                     $30,030,015
                                                                                             ===========

14                             See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                             Class A          Class B          Class C         Class M
                                        ---------------- ---------------- ---------------- ---------------
                                         From Inception   From Inception   From Inception   From Inception
                                           9/25/97 to       9/25/97 to       9/25/97 to       9/25/97 to
                                             2/28/98          2/28/98          2/28/98         2/28/98
                                           (Unaudited)      (Unaudited)      (Unaudited)     (Unaudited)
                                        ---------------- ---------------- ---------------- ---------------
Net asset value, beginning of period        $10.00            $10.00           $10.00            $10.00
Income from investment operations(1)
 Net investment income                        0.04(2)           0.02(2)          0.02(2)           0.03(2)
 Net realized and unrealized gain             1.46              1.45             1.45              1.46
                                           -------          --------          -------           -------
  Total from investment operations            1.50              1.47             1.47              1.49
                                           -------          --------          -------           -------
Less distributions
 Dividends from net investment income        (0.04)            (0.03)           (0.03)            (0.03)
 Dividends from net realized gains           (0.03)            (0.03)           (0.03)            (0.03)
                                           -------          --------          -------           --------
  Total distributions                        (0.07)            (0.06)           (0.06)            (0.06)
                                           -------          --------          -------           --------
Change in net asset value                     1.43              1.41             1.41              1.43
                                           -------          --------          -------           --------
Net asset value, end of period              $11.43            $11.41           $11.41            $11.43
                                           =======          ========          =======           =======
Total return(3)                              15.06%(4)         14.74%(4)        14.72%(4)         14.97%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)      $18,484            $7,550           $3,449              $548
Ratio to average net assets of:
 Operating expenses                           1.25%(5)          2.00%(5)         2.00%(5)          1.50%(5)
 Net investment income                        0.88%(5)          0.12%(5)         0.19%(5)          0.68%(5)
Portfolio turnover                               43%(4)          43%(4)            43%(4)            43%(4)
Average commission rate paid(6)             $0.0326         $0.0326           $0.0326           $0.0326

(1) Distributions are made in accordance with the Prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(2) Includes reimbursement of operating expenses by investment adviser of $0.11, $0.11, $0.11 and $0.11, respectively.

(3) Maximum sales charges are not reflected in the total return calculation.

(4) Not annualized

(5) Annualized

(6) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


See Notes to Financial Statements
                                                                             15

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     The Phoenix Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

     Phoenix Core Equity Fund seeks long-term capital appreciation by investing in a diversified portfolio of common stocks. Phoenix Growth and Income Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

     Each Fund offers Class A, Class B, Class C and Class M shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class M shares are sold with a front-end sales charge of up to 3.50%. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

   Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. Distributions to shareholders:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited) (Continued)

denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Expenses:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

H. Repurchase agreements:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Duff & Phelps Corporation, which is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is an indirect, majority-owned subsidiary of PHL. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate
Fund:

                                                1st        $1-2       $2+
Fund                              Adviser   $1 Billion   Billion    Billion
-------------------------------- --------- ------------ --------- ----------
Core Equity Fund ...............   DPIM         0.75%      0.70%      0.65%
Growth and Income Fund .........   PIC          0.75%      0.70%      0.65%

     The Advisers have voluntarily agreed to reimburse or waive total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until August 31, 1998, to the extent that such expenses exceed the following percentages of average annual net assets:

   Class A      Class B     Class C      Class M
------------   ---------   ---------   ----------
   1.25%          2.00%       2.00%        1.50%

     Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions of $21,537 for Class A shares and $1,952 for Class M shares, and deferred sales charges of $1,316 for Class B shares and $1,607 for Class M shares for the period ended February 28, 1998. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and 0.50% for Class M shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the period ended February 28, 1998, $39,342 was earned by the Distributor, $4,240 was paid to unaffiliated participants, and $464 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Trust, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended February 28, 1998, transfer agent fees were $76,362 of which PEPCO retained $66 which is net of the fees paid to State Street.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited) (Continued)

     At February 28, 1998, PHL and affiliates held Trust shares which aggregated the following:

                                                     Aggregate
                                                     Net Asset
                                         Shares        Value
                                       ---------   -------------
Core Equity Fund--Class A ..........    471,749     $5,302,462
Core Equity Fund--Class B ..........     10,029        112,430
Core Equity Fund--Class C ..........     10,028        112,419
Core Equity Fund--Class M ..........     10,023        112,653
Growth and Income Fund--Class A ....    473,115      5,407,701
Growth and Income Fund--Class B ....     10,056        114,744
Growth and Income Fund--Class C ....     10,054        114,721
Growth and Income Fund--Class M ....     10,058        114,967

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the period ended February 28, 1998 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:

                                     Purchases         Sales
                                  --------------   -------------
Core Equity Fund ..............    $14,867,136      $3,248,156
Growth and Income Fund ........     33,440,454       6,741,744

     There were no purchases or sales of long-term U.S. Government and agency securities during the period ended February 28, 1998.

4. CREDIT RISK

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. SUBSEQUENT EVENT

     Class M Shares are currently closed to new investors and subsequent investments by existing shareholders. Existing shareholders in Class M Shares may exchange their shares for Class M Shares of any other affiliated Phoenix Fund without paying any fees or sales charges provided the fund into which the exchange is made has existing Class M Shares investors at the time of the exchange.



     This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

Trustees
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
Steven L. Colton, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Diane L. Mustain, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

Investment Advisers
Duff & Phelps Investment Management Co.
(Phoenix Core Equity Fund)
55 East Monroe Street
Suite 3800
Chicago, Illinois 60603

Phoenix Investment Counsel, Inc.
(Phoenix Growth and Income Fund)
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
Street Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

How to Contact Us
Customer Service                            1-800-243-1574 (option 0)
Automated Voice Response Unit               1-800-243-1574 (option 1)
Investment Strategy Hotline                 1-800-243-4361 (option 2)
Marketing Department                        1-800-243-4361 (option 3)
Text Telephone                              1-800-243-1926

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




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


[BACK COVER]

Phoenix Funds
PO Box 2200
Enfield CT 06083-2200

[PHOENIX DUFF&PHELPS LOGO]

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| U.S. POSTAGE   |
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PDP 212 (4/98)